T. ROWE PRICE International Stock Portfolio
September 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.6%
Common Stocks 1.6%
MercadoLibre (USD) (1) 1,749 4,087
Total Argentina (Cost $2,212) 4,087
AUSTRALIA 0.2%
Common Stocks 0.2%
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $471 (USD) (1)(2)(3) 276 454
454
Convertible Preferred
Stocks 0.0%
Canva, Series A, Acquisition Date:
11/4/21, Cost $27 (USD) (1)(2)(3) 16 27
27
Total Australia (Cost $498) 481
BRAZIL 0.8%
Common Stocks 0.8%
B3  492,693 1,236
NU Holdings, Class A (USD) (1) 41,000 656
Total Brazil (Cost $1,652) 1,892
CANADA 8.2%
Common Stocks 8.2%
Canadian National Railway (USD)  53,506 5,046
Constellation Software  811 2,202
Constellation Software, Warrants,
3/31/40 (1)(2) 1,253 —
Definity Financial (4) 31,077 1,597
Definity Financial, Acquisition Date:
5/28/25, Cost $54 (1)(3) 1,123 55
Descartes Systems Group
(USD) (1) 29,157 2,747
Element Fleet Management  108,464 2,809
Shopify, Class A (USD) (1) 23,008 3,419
Suncor Energy (USD)  43,653 1,825
TMX Group  26,444 1,012
Total Canada (Cost $15,008) 20,712
Shares $ Value
(Cost and value in $000s)
CAYMAN ISLANDS 0.8%
Convertible Preferred
Stocks 0.8%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $273 (USD) (1)
(2)(3) 5,545 2,139
Total Cayman Islands (Cost
$273) 2,139
CHINA 7.3%
Common Stocks 5.3%
58.com (USD) (1)(2) 65,164 —
BeOne Medicines, ADR (USD) (1) 7,319 2,493
KE Holdings, ADR (USD)  105,191 1,999
PDD Holdings, ADR (USD) (1) 9,527 1,259
Shenzhou International Group
Holdings (HKD)  231,500 1,833
Tencent Holdings (HKD)  42,300 3,604
Tongcheng Travel Holdings (HKD)  492,400 1,455
Xiaomi, Class B (HKD) (1) 116,000 806
13,449
Common Stocks - China A
Shares 2.0%
Hongfa Technology, A Shares
(CNH)  252,000 935
Kweichow Moutai, A Shares (CNH)  4,970 1,010
SAIC Motor, A Shares (CNH)  319,700 771
Shenzhen Inovance Technology, A
Shares (CNH)  184,300 2,177
4,893
Total China (Cost $10,657) 18,342
DENMARK 0.8%
Common Stocks 0.8%
Novo Nordisk, ADR (USD) (4) 37,593 2,086
Total Denmark (Cost $2,589) 2,086
FRANCE 5.5%
Common Stocks 5.5%
Dassault Aviation  8,441 2,844
Hermes International  875 2,152
Legrand  7,236 1,202
Safran  11,608 4,119
Sartorius Stedim Biotech  12,257 2,498
Thales  3,479 1,100
Total France (Cost $7,920) 13,915

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
GERMANY 7.3%
Common Stocks 7.3%
Deutsche Telekom  99,100 3,376
QIAGEN  56,216 2,508
SAP  16,751 4,485
Schott Pharma  43,006 1,071
Siemens  12,952 3,497
Siemens Healthineers  65,727 3,560
Total Germany (Cost $14,291) 18,497
INDIA 5.5%
Common Stocks 5.5%
Axis Bank  190,165 2,423
ICICI Bank  149,359 2,264
InterGlobe Aviation  10,892 685
Kotak Mahindra Bank  95,052 2,131
Larsen & Toubro  48,310 1,991
NTPC  692,647 2,656
NTPC Green Energy (1) 66,082 72
Reliance Industries  77,889 1,196
Varun Beverages  102,438 512
Total India (Cost $9,555) 13,930
INDONESIA 1.6%
Common Stocks 1.6%
Bank Central Asia  5,405,400 2,476
Telkom Indonesia Persero  8,958,200 1,649
Total Indonesia (Cost $3,290) 4,125
IRELAND 1.2%
Common Stocks 1.2%
Kingspan Group  17,653 1,476
Ryanair Holdings  49,644 1,451
Total Ireland (Cost $2,811) 2,927
ITALY 3.5%
Common Stocks 3.5%
Banca Mediolanum  62,233 1,250
DiaSorin  5,853 520
Ferrari  5,700 2,763
Generali  46,797 1,839
UniCredit  33,631 2,559
Total Italy (Cost $7,358) 8,931
Shares $ Value
(Cost and value in $000s)
JAPAN 14.0%
Common Stocks 14.0%
Ajinomoto  68,700 1,970
Calbee  63,500 1,227
Chugai Pharmaceutical (4) 54,300 2,407
Daikin Industries  8,800 1,014
Disco  5,700 1,787
Hikari Tsushin  3,300 919
Hitachi  38,700 1,025
Keyence  7,000 2,608
Kyushu Railway  69,600 1,840
Nextage  74,800 1,195
Nippon Sanso Holdings (4) 50,600 1,792
Olympus  106,000 1,340
Rakuten Bank (1)(4) 15,100 843
Recruit Holdings  32,900 1,769
Renesas Electronics  333,900 3,842
Seven & i Holdings  169,000 2,268
Shin-Etsu Chemical  95,900 3,140
Sony Financial Group (1) 148,200 164
Sony Group  148,200 4,260
Total Japan (Cost $29,620) 35,410
MEXICO 1.0%
Common Stocks 1.0%
Grupo Mexico, Series B  282,869 2,462
Total Mexico (Cost $1,519) 2,462
NETHERLANDS 9.1%
Common Stocks 9.1%
Adyen (1) 1,053 1,695
Argenx, ADR (USD) (1) 3,517 2,594
ASM International  3,240 1,954
ASML Holding  7,564 7,376
CVC Capital Partners  126,117 2,202
Prosus  99,855 7,061
Total Netherlands (Cost $10,879) 22,882
PHILIPPINES 0.6%
Common Stocks 0.6%
SM Investments  125,315 1,583
Total Philippines (Cost $1,952) 1,583
PORTUGAL 1.4%
Common Stocks 1.4%
Galp Energia  104,344 1,977

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
Jeronimo Martins  59,919 1,459
Total Portugal (Cost $1,950) 3,436
SAUDI ARABIA 1.0%
Common Stocks 1.0%
Saudi National Bank  239,985 2,506
Total Saudi Arabia (Cost $2,220) 2,506
SINGAPORE 0.8%
Common Stocks 0.8%
Sea, ADR (USD) (1) 11,746 2,099
Total Singapore (Cost $440) 2,099
SOUTH KOREA 1.7%
Common Stocks 1.7%
Samsung Electronics  70,182 4,208
Total South Korea (Cost $1,759) 4,208
SWEDEN 3.9%
Common Stocks 3.9%
Assa Abloy, Class B  68,924 2,399
Essity, Class B  142,328 3,720
Saab, Class B  16,503 1,014
Spotify Technology (USD) (1) 3,841 2,681
Total Sweden (Cost $7,965) 9,814
SWITZERLAND 3.8%
Common Stocks 3.8%
Alcon (4) 21,118 1,588
Cie Financiere Richemont, Class A  14,962 2,872
Julius Baer Group  19,506 1,358
Partners Group Holding  1,597 2,090
Sonova Holding  6,102 1,674
Total Switzerland (Cost $7,076) 9,582
TAIWAN 7.9%
Common Stocks 7.9%
Taiwan Semiconductor
Manufacturing  457,000 19,851
Total Taiwan (Cost $1,548) 19,851
UNITED KINGDOM 6.8%
Common Stocks 6.8%
AstraZeneca, ADR (USD)  70,480 5,407
Bridgepoint Group  266,133 1,098
Experian  29,660 1,490
Shares $ Value
(Cost and value in $000s)
Hiscox  39,366 727
London Stock Exchange Group  11,194 1,284
RELX  43,598 2,083
Segro  247,348 2,185
Unilever (EUR)  46,107 2,738
17,012
Convertible Preferred
Stocks 0.0%
Yulife Holdings, Series C,
Acquisition Date: 10/11/22,
Cost $103 (1)(2)(3) 5,222 64
64
Total United Kingdom (Cost
$14,188) 17,076
UNITED STATES 1.7%
Common Stocks 1.7%
Coupang (1) 40,315 1,298
Mastercard, Class A  2,365 1,345
Philip Morris International  9,885 1,604
Total United States (Cost $3,244) 4,247
VIETNAM 0.5%
Common Stocks 0.5%
Asia Commercial Bank  796,135 767
Bank for Foreign Trade of
Vietnam (1) 237,700 558
Total Vietnam (Cost $1,267) 1,325
SHORT-TERM
INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government
Reserve Fund, 4.16% (5)(6) 3,411,164 3,411
Total Short-Term Investments
(Cost $3,411) 3,411

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING
COLLATERAL 2.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH
JPMORGAN CHASE BANK 2.9%
Money Market Funds 2.9%
T. Rowe Price Government
Reserve Fund, 4.16% (5)(6) 7,196,101 7,196
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 7,196
Total Securities Lending
Collateral (Cost $7,196) 7,196
Total Investments in
Securities  102.8%
(Cost $174,348) $ 259,152
Other Assets Less Liabilities
(2.8)% (6,974)
Net Assets 100.0% $ 252,178
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,739 and represents 1.1% of net assets.
(4) All or a portion of this security is on loan at September 30, 2025.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.16% $ — $ — $ 98++
Totals $ —# $ — $ 98+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government Reserve Fund, 4.16% $ 4,260  ¤  ¤ $ 10,607
Total $ 10,607^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $98 of dividend income and $0 of interest income.
¤ Purchase and sale info rmation not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,607.

T. Rowe Price International Stock Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the
1940 Act). The International Stock Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price International Stock Portfolio

decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 42,645 $ 203,216 $ 454 $ 246,315
Convertible Preferred Stocks — — 2,230 2,230
Short-Term Investments 3,411 — — 3,411
Securities Lending Collateral 7,196 — — 7,196
Total $ 53,252 $ 203,216 $ 2,684 $ 259,152

T. Rowe Price International Stock Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $719,000 for the period ended September 30, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E301-054Q3 09/25
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 365 $ 89 $ 454
Convertible Preferred Stocks 1,600 630 2,230
Total $ 1,965 $ 719 $ 2,684